SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life

Items	Useful life
Motor vehicles	5-10 years
Office equipment	2-5 years
Production equipment	10-20 years

Schedule of information about contract assets and contract liabilities from contracts with customers

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Contract costs	¥48,795,906	¥33,858,820	$5,055,274
Contract liabilities	¥7,686,276	¥2,107,277	$314,626

Schedule of Earnings Per Share, Basic and Diluted

	For the years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	U.S. Dollars
Numerator:
Net income (loss) attributable to Recon Technology, Ltd	¥(19,246,701)	¥(22,832,734)	¥95,586,795	$14,271,539

Denominator:
Weighted-average number of ordinary shares outstanding – basic	4,624,615	12,697,024	30,002,452	30,002,452
Outstanding options/warrants/convertible notes	426,854	10,522,294	10,536,433	10,536,433
Potentially dilutive shares from outstanding options/warrants/convertible notes	—	—	—	—
Weighted-average number of ordinary shares outstanding – diluted	4,624,615	12,697,024	30,002,452	30,002,452

Earnings (loss) per share – basic	¥(4.16)	¥(1.80)	¥3.19	$0.48
Earnings (loss) per share – diluted	¥(4.16)	¥(1.80)	¥3.19	$0.48